Fair Value Measurements - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Sep. 30, 2023	Jun. 30, 2023		Sep. 30, 2022	Sep. 30, 2023		Sep. 30, 2022
Segment Reporting Information [Line Items]
Beginning balance		$ 2,367,926	[1]		$ 2,367,926	[1]	$ 2,367,750
Impairment	$ (306,684)	(1,100,000)		$ 0	(1,402,989)		$ 0
Ending balance	964,937				964,937
Ben Liquidity
Segment Reporting Information [Line Items]
Beginning balance		1,725,880			1,725,880
Impairment					(1,121,212)
Ending balance	604,668				604,668
Ben Custody
Segment Reporting Information [Line Items]
Beginning balance		594,219			594,219
Impairment					(281,777)
Ending balance	312,442				312,442
Ben Insurance
Segment Reporting Information [Line Items]
Beginning balance		37,942			37,942
Impairment					0
Ending balance	37,942				37,942
Ben Markets
Segment Reporting Information [Line Items]
Beginning balance	9,900	9,885			9,885
Impairment					0
Ending balance	$ 9,885	$ 9,900			$ 9,885

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.